Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

18. Stock-Based Compensation

Successor

On the Effective Date, the Company adopted the management equity incentive plan (the “MEIP”), which permits the grant of awards that constitute incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards and other stock-based awards, cash payments and other forms such as the compensation committee of the Board in its discretion deems appropriate, including any combination of the above. Subject to further adjustment, the number of shares available for delivery pursuant to the awards granted under the MEIP is 1.2 million shares. The shares awarded under the MEIP, may be authorized but unissued shares, authorized and issued shares reacquired and held as treasury shares or a combination thereof.

Grants to Board Members

As noted above, the MEIP authorized the issuance of restricted shares to eligible directors who were serving on the Board on the Effective Date. The equity compensation available under the MEIP to eligible directors consists of the following: (i) an equity retainer award; (ii) a primary award; and (iii) a secondary award. The terms of those specific awards are as follows:

•

Equity Retainer Award — Eligible directors who were serving on the Board on the Effective Date received shares of restricted stock with a value equal to $70,000, determined by dividing $70,000 by the average of the ten day trading price of the Company’s common stock for the ten day period commencing on the twentieth trading day following the Effective Date and rounding down to the nearest full share. The equity retainer award vest in four pro-rata equal installments on the last day of each quarter that ends during the covered period, provided that the eligible director is then providing services to the Board on each such vesting date.

•

Primary Award — Eligible directors who were serving on the Board on the Effective Date received a grant of 2,500 shares of restricted stock. The primary award restricted shares vest in twelve pro-rata equal installments on the last day of each calendar quarter that ends following the Effective Date, provided that the eligible director is then providing services to the Board on each such vesting date.

•	Secondary Award — Eligible directors who were serving on the Board on the Effective Date received grants of restricted shares as follows:

•	The Chairman of the Board received a secondary restricted share award of 6,500 shares.

•	Each Co-chairman of the Strategic Committee, who was not serving as Chairman of the Board, received a secondary restricted share award of 6,500 shares.

•	The Chairman of the Audit Committee, who was not serving as the Chairman of the Board or Chairman of the Strategic Committee, received a secondary restricted share award of 4,500 shares.

•	All eligible directors, other than the Chairman of the Board and the Chairmen of the Strategic Committee and Audit Committee, received a secondary restricted share award of 3,500 shares.

The secondary awards vest based on the following schedule, provided that the eligible director is then providing services to the Board on each such vesting date:(i) 12.5% on December 31, 2011, December 31, 2012 and December 31, 2013; (ii) 20% on December 31, 2014; and (iii) 42.5% on December 31, 2015; provided that all secondary restricted share awards shall immediately vest upon the consummation of a change in control of the Company, as specified in the MEIP.

Notwithstanding anything set forth to the contrary in the MEIP, effective January 1, 2014, the shareholders of the Company, may, upon a majority vote, resolve to terminate any or all unvested secondary restricted shares, and following such a vote, all such secondary restricted shares shall be cancelled and forfeited for no consideration.

Compensation expense related to these restricted stock awards was $0.2 million for the three months ended March 31, 2012 and $0.3 million for the two months ended March 31, 2011.

The following table summarizes restricted stock share activity with Board members for the three months ended March 31, 2012.

	Equity Retainer Award		Primary Award		Secondary Award
Restricted Shares	Number of Shares	Weighted-Avg. Grant Date Fair Value	Number Of Shares	Weighted-Avg. Grant Date Fair Value	Number of Shares	Weighted-Avg. Grant Date Fair Value
Balance at December 31, 2011	—	$—	10,008	$122.50	24,497	$122.50
Awards granted	—	—	—	—	—	—
Awards earned	—	—	(1,040)	122.50	—	—

Balance at March 31, 2012	—	$—	8,968	$122.50	24,497	$122.50

Outstanding awards expected to vest	—	$—	8,968	$122.50	24,497	$122.50

Grants to employees

On January 2, 2012, the Company granted to its employees 10,083 shares, which have graded vesting provisions. The Company is withholding the highest combined maximum rate imposed under all applicable federal, state, local and foreign tax laws on behalf of the employees that have received these awards. In accordance with ASC 718, Compensation – Stock Compensation, such restricted stock awards are classified as liability awards and are re-measured to fair value at each reporting date. Compensation expense related to employee restricted stock awards was $6.0 million and $2.6 million for the three months ended March 31, 2012 and two months ended March 31, 2011, respectively.

The following table summarizes restricted stock share activity with employees for the three months ended March 31, 2012.

	Number of Shares	Fair Value(1)
Balance at December 31, 2011	201,094	$107.91
Awards granted	10,083	120.13
Awards earned	(11,193)	122.50
Awards forfeited	—	—

Balance at March 31, 2012	199,984	$106.91

Outstanding awards expected to vest	199,984	$106.91

(1)	Represents the weighted-average grant-date fair value.

Stock Options

During 2012, the Company granted to its employees stock options, which have graded vesting provisions. The following table presents a summary of activity for the Company’s options for the three months ended March 31, 2012:

	Number of Options	Price (1)	Contractual Life Years (1)	Intrinsic Value(2)
Balance at December 31, 2011	69,000	$110.00	9.95	$0.7
Options issued	4,466	123.00	9.76	0.2

Outstanding at March 31, 2012	73,466	$110.79	9.71	$4.7

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s stock at March 31, 2012 and the options’ exercise price.

Valuation and Cost Attribution Methods. Options’ fair value was determined on the date of grant using the Black-Scholes option-pricing model and was recognized in earnings on a straight-line basis over the employee service period of three years necessary to earn the awards, which is the vesting period. On January 3, 2012, the Company ran the Black-Scholes option-pricing model for the 4,466 options granted and used the following assumptions:

2012
Risk-free interest rate	1.97%
Expected dividend yield	0.0%
Expected volatility	48.6%
Expected term (years)	10.0
Per-unit fair value of options granted	$73.89

The Company used the fair market value and exercise price of $123.00, which was the closing price of TROX.PK recorded on January 3, 2012.

Expected Volatility — In setting the volatility assumption, the Company considered the most recent reported volatility of each compensation peer company. For the 2012 valuation, the peer company group included the following companies: Cabot Corporation, Celanese Corporation, Chemtura Corporation, Cliffs Natural Resources Inc., Cytec Industries Inc., Eastman Chemical Company, FMC Corporation, Freeport-McMoRan Copper & Gold Inc., Georgia Gulf Corporation, Huntsman Corporation, Kronos Worldwide, Inc., The Lubrizol Corporation, Nalco Holding Company, PPG Industries, Inc., Rockwood Holdings, Inc., RPM International Inc., The Sherwin-Williams Company, Solutia Inc., Southern Copper Corporation, Teck Resources Limited, The Valspar Corporation, W.R. Grace & Co, and Westlake Chemical Corporation.

Risk-free interest rate — The Company used a risk-free interest rate of 1.97%, which was the yield of the ten year U.S. Treasury Note.

Compensation expense related to the Company’s nonqualified stock option awards for the three months ended March 31, 2012 and two months ended March 31, 2011 was $0.5 million and nil, respectively.

Predecessor

Upon emergence from bankruptcy, all predecessor common stock equivalents, including but not limited to stock options and restricted stock units of the Company vested and were immediately cancelled with the Plan.

Overview — The Company’s Long Term Incentive Plan (“LTIP”) authorized the issuance of shares of its Class A common stock to certain employees and non-employee directors any time prior to November 16, 2015, in the form of fixed-price stock options, restricted stock, stock appreciation rights or performance awards. As of the Effective Date, all stock-based awards previously issued under the Predecessor’s LTIP plan vested and were immediately cancelled.

For the one month ended January 31, 2011, the Company recognized $0.1 million of compensation expense related to restricted stock-based awards, which was based on the fair value of the awards. During the one month ended January 31, 2011, the valuation allowance was adjusted for activity during each period. For this reason, any tax benefit associated with compensation expense had a corresponding offset to the valuation allowance, yielding no overall income tax benefit.

The following table summarizes information about restricted stock award, performance award and stock option activity for the one month ended January 31, 2011:

	Restricted Stock Awards & Stock Opportunity Grants		Performance Awards	Stock Options
	Number of	Fair	Number Of	Number of		Contractual	Intrinsic
Restricted Shares	Shares	Value(1)	Units	Options	Price(2)	Life (Years)(2)	Value(3)
Balance at December 31, 2010	148,053	$4.92	2,689,150	1,152,408	$9.54	5.31	$9.54
Awards vested/cancelled	(148,053)	—	(2,689,150)	(1,152,408)	—	—	—

Balance at January 31, 2011	—	$—	—	—	$—	—	$—

(1)	Represents the weighted average grant date fair value.
(2)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(3)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s stock and the options’ exercise price.

18. Stock-Based Compensation

Successor

On the Effective Date, the Company adopted the management equity incentive plan (the “MEIP”), which permits the grant of awards that constitute incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards and other stock-based awards, cash payments and other forms such as the compensation committee of the Board in its discretion deems appropriate, including any combination of the above. Subject to further adjustment, the number of shares available for delivery pursuant to the awards granted under the MEIP is 1.2 million shares. The shares awarded under the MEIP, may be authorized but unissued shares, authorized and issued shares reacquired and held as treasury shares or a combination thereof.

Grants to Board Members

As noted above, the MEIP authorized the issuance of restricted shares to eligible directors who were serving on the Board on the Effective Date. The equity compensation available under the MEIP to eligible directors consists of the following: (i) an equity retainer award; (ii) a primary award; and (iii) a secondary award. The terms of those specific awards are as follows:

•

Equity Retainer Award—Eligible directors who were serving on the Board on the Effective Date received shares of restricted stock with a value equal to $70,000, determined by dividing $70,000 by the average of the ten day trading price of the Company’s common stock for the ten day period commencing on the twentieth trading day following the Effective Date and rounding down to the nearest full share. The equity retainer award vest in four pro-rata equal installments on the last day of each quarter that ends during the covered period, provided that the eligible director is then providing services to the Board on each such vesting date.

•

Primary Award—Eligible directors who were serving on the Board on the Effective Date received a grant of 2,500 shares of restricted stock. The primary award restricted shares vest in twelve pro-rata equal installments on the last day of each calendar quarter that ends following the Effective Date, provided that the eligible director is then providing services to the Board on each such vesting date.

•	Secondary Award—Eligible directors who were serving on the Board on the Effective Date received grants of restricted shares as follows:

•	The Chairman of the Board received a secondary restricted share award of 6,500 shares.

•	Each Co-chairman of the Strategic Committee, who was not serving as Chairman of the Board, received a secondary restricted share award of 6,500 shares.

•	The Chairman of the Audit Committee, who was not serving as the Chairman of the Board or Chairman of the Strategic Committee, received a secondary restricted share award of 4,500 shares.

•	All eligible directors, other than the Chairman of the Board and the Chairmen of the Strategic Committee and Audit Committee, received a secondary restricted share award of 3,500 shares.

The secondary awards vest based on the following schedule, provided that the eligible director is then providing services to the Board on each such vesting date:(i) 12.5% on December 31, 2011, December 31, 2012 and December 31, 2013; (ii) 20% on December 31, 2014; and (iii) 42.5% on December 31, 2015; provided that all secondary restricted share awards shall immediately vest upon the consummation of a change in control of the Company, as specified in the MEIP.

Notwithstanding anything set forth to the contrary in the MEIP, effective January 1, 2014, the shareholders of the Company, may, upon a majority vote, resolve to terminate any or all unvested secondary restricted shares, and following such a vote, all such secondary restricted shares shall be cancelled and forfeited for no consideration.

Compensation expense related to these restricted stock awards was $1.4 million for the eleven months ended December 31, 2011. The following table summarizes restricted stock share activity with Board members for the eleven months ended December 31, 2011.

	Equity Retainer Award		Primary Award		Secondary Award
Restricted Shares	Number of Shares	Weighted-Avg. Grant Date Fair Value	Number of Shares	Weighted-Avg. Grant Date Fair Value	Number of Shares	Weighted Avg. Grant Date Fair Value
Balance at February 1, 2011	—	—	—	—	—	—
Awards granted	3,138	$122.50	15,000	$122.50	28,000	$122.50
Awards earned	(3,138)	$122.50	(4,992)	$122.50	(3,503)	$122.50

Balance at December 31, 2011	—	$—	10,008	$122.50	24,497	$122.50

Outstanding awards expected to vest	—	$—	10,008	$122.50	24,497	$122.50

Grants to employees

On the Effective Date, 219,250 shares of restricted stock were granted to employees that vest quarterly over a three-year period. During 2011, the Company granted an additional 81,430 shares to employees that vest over a three-year period. The Company is withholding the highest combined maximum rate imposed under all applicable federal, state, local and foreign tax laws on behalf of the employees that have received these awards. Compensation expense related to these restricted stock awards was $12.3 million for the eleven months ended December 31, 2011.

The following table summarizes restricted stock share activity with employees for the eleven months ended December 31, 2011.

	Number of Shares	Fair Value(1)
Balance at February 1, 2011	—	$—
Awards granted	300,680	$112.74
Awards earned	(97,502)	$122.50
Awards forfeited	(2,084)	$122.50

Balance at December 31, 2011	201,094	$107.91

Outstanding awards expected to vest	201,094	$107.91

(1)	Represents the weighted-average grant-date fair value.

Stock Options

During 2011, the Company granted stock options to employees which vest over a three year period. The following table presents a summary of activity for the Company’s options for the eleven months ended December 31, 2011:

	Number of Options	Price(1)	Contractual Life Years(1)	Intrinsic Value Millions(2)
	(Millions of dollars)
Balance at February 1, 2011	—	$—	—	$—
Options issued	69,000	110.00	10.0	0.7

Outstanding at December 31, 2011	69,000	$110.00	10.0	$0.7

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s stock at December 31, 2011 and the options’ exercise price.

Valuation and Cost Attribution Methods. Options’ fair value was determined on the date of grant using the Black-Scholes option-pricing model and was recognized in earnings (net of expected forfeitures of 5,834 at December 31, 2011) on a straight-line basis over the employee service period of three years necessary to earn the awards, which is the vesting period. The Company ran the Black-Scholes option-pricing model as of December 13, 2011 and used the following assumptions:

2011
Risk-free interest rate	1.97%
Expected dividend yield	0.0%
Expected volatility	48.6%
Expected term (years)	10.0
Per-unit fair value of options granted	66.08

The Company used the fair market value and exercise price of $110.00, which was the closing price of TROX.PK recorded on December 31, 2011.

Expected Volatility—In setting the volatility assumption, the Company considered the most recent reported volatility of each compensation peer company. For the 2011 valuation, the peer company group included the following companies: Cabot Corporation, Celanese Corporation, Chemtura Corporation, Cliffs Natural Resources Inc., Cytec Industries Inc., Eastman Chemical Company, FMC Corporation, Freeport-McMoRan Copper & Gold Inc., Georgia Gulf Corporation, Huntsman Corporation, Kronos Worldwide, Inc., The Lubrizol Corporation, Nalco Holding Company, PPG Industries, Inc., Rockwood Holdings, Inc., RPM International Inc., The Sherwin-Williams Company, Solutia Inc., Southern Copper Corporation, Teck Resources Limited, The Valspar Corporation, W.R. Grace & Co, and Westlake Chemical Corporation.

Risk-free interest rate—The Company used a risk-free interest rate of 1.97%, which was the yield of the ten year U.S. Treasury Note.

Compensation expense related to the Company’s nonqualified stock option awards for the eleven months ended December 31, 2011 was $0.1 million.

Predecessor

Upon emergence from bankruptcy, all predecessor common stock equivalents, including but not limited to stock options and restricted stock units of the Company were cancelled with the Plan.

Overview—The Company’s Long Term Incentive Plan (“LTIP”) authorized the issuance of shares of its Class A common stock to certain employees and non-employee directors any time prior to November 16, 2015, in the form of fixed-price stock options, restricted stock, stock appreciation rights or performance awards. As of the Effective Date, all stock-based awards previously issued under the Predecessor’s LTIP plan were cancelled.

Compensation Expense—The following summarizes total stock-based compensation expense recognized from continuing operations during the one month ended January 31, 2011 and years ended December 31, 2010 and 2009. Stock-based compensation expense is based on the fair value of the awards.

	Predecessor
	One Month Ended January 31, 2011	Years Ended December 31,
		2010	2009
	(Millions of dollars)
Stock options	$—	$0.2	$0.4
Restricted stock-based awards	0.1	0.3	(0.2)
Performance awards	—	—	—

Total stock-based compensation expense	0.1	0.5	0.2
Income tax benefit(1)	—	—	—

Total stock-based compensation expense	$0.1	$0.5	$0.2

(1)	During the one month ended January 31, 2011 and years ended December 31, 2010 and 2009, the valuation allowance was adjusted for activity during each period. For this reason, any tax benefit associated with compensation expense had a corresponding offset to the valuation allowance, yielding no overall income tax benefit.

Stock Options—The following table presents a summary of activity for the Company’s options for the one month ended January 31, 2011 and year ended December 31, 2010:

	Number of Options	Price(1)	Contractual Life (Years)(1)	Intrinsic Value (Millions)(2)
Options outstanding at December 31, 2009	1,162,464	$9.56	6.32	$(11.1)
Options forfeited	(10,056)	11.69

Options outstanding at December 31, 2010	1,152,408	$9.54	5.31	$(11.0)
Options cancelled	(1,152,408)

Options outstanding at January 31, 2011	—	$—	—	$—

(1)	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
(2)	Reflects aggregate intrinsic value based on the difference between the market price of the Company’s stock and the options’ exercise price.

The Company did not grant stock options during the one month ended January 31, 2011 and years ended December 31, 2010 and 2009.

Restricted Stock Awards and Stock Opportunity Grants—The following table summarizes information about restricted stock, restricted stock units and stock opportunity grant activity for the one month ended January 31, 2011 and year ended December 31, 2010:

	Number of Shares	Fair Value(1)
Balance at December 31, 2009	208,916	$7.68
Awards forfeited	(4,700)	$11.31
Awards earned	(56,163)	$14.81

Balance at December 31, 2010	148,053	$4.92
Awards cancelled	(148,053)

Balance at January 31, 2011	—	$—

(1)	Represents the weighted average grant date fair value.

The Company did not grant restricted stock during the one month ended January 31, 2011 and years ended December 31, 2010 and 2009.

Performance Awards—The following table summarizes information about performance share and performance unit activity for the one month ended January 31, 2011 and year ended December 31, 2010:

Number of Units
Balance at December 31, 2009	2,911,114
Awards forfeited	(116,204)
Awards earned	(105,760)

Balance at December 31, 2010	2,689,150
Awards cancelled	(2,689,150)

Balance at January 31, 2011	—